FINANCIAL INSTRUMENTS - Foreign currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Foreign currency risk
FINANCIAL INSTRUMENTS
Transaction exposure	$ 1,242	$ 1,639